NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Breakdown of Expenses of Plans per Financial Year (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 391	€ 326
Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	99	84
Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	183	242
Board members
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	109
AGA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	66	202
AGA | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		31
AGA | Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	66	171
BSA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	435
BSA | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	222
BSA | Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	104
BSA | Board members
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	109
SO
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	(110)	124
SO | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	(123)	53
SO | Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 13	€ 71